Income Tax Expenses (Benefits) (Details) - Schedule of Effective Income Tax Rate Reconciliation	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory rate in PRC	25.00%	25.00%	25.00%
Effect of preferential tax treatment	(2.00%)	(3.00%)	2.00%
Effect of different tax jurisdiction	(6.00%)		4.00%
Effect of permanence differences	(1.00%)	(6.00%)	(3.00%)
Research and development super-deduction	5.00%	5.00%	10.00%
Changes in valuation allowance	(21.00%)	(21.00%)	(42.00%)
Under provision in prior year	2.00%	(1.00%)
Total income tax provision	2.00%	(1.00%)	(4.00%)